Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended		12 Months Ended
	Mar. 31, 2014	May. 06, 2014	May. 28, 2014	May. 28, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 24, 2013	Feb. 13, 2013	Oct. 31, 2012	Aug. 31, 2012
Related Party Transaction [Line Items]
Restricted cash					$ 6,840,000	$ 6,669,000
Other long-term assets					$ 1,920,000	690,000
Depreciation method					straight line
Scrap value per light weight ton					$ 360
Vessels estimated useful life					25 years
Interest costs capitalized					$ 104,000	3,290,000	$ 6,149,000
Impairment loss					0	11,690,000	0
Net cash proceeds from sale of vessels and intangibles					$ 71,224,000	232,956,000	17,407,000
Assumed annual increase in management fees					3.00%
Utilization rate of fleet					99.70%
Amortization of deferred financing cost					$ 3,183,000	7,275,000	3,252,000
Series D Convertible Preferred Stock					0	12,000,000
Amortization of dry dock and special survey costs					1,532,000	1,979,000	3,096,000
Accumulated amortization of dry dock and special survey					2,222,000	880,000
Profit sharing arrangement					32,060,000	6,710,000	4,360,000
Revenue for vessels operating in pooling arrangements, net of expenses					$ 43,406,000	16,974,000	0
Fixed dry dock expenses reimbursement agreement to the Manager					Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Stock based compensation					$ 2,362,000	5,254,000	1,089,000
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Series D Convertible Preferred Stock					0	12,000,000	12,000,000
Fair value of preferred stock					$ 0	12,000,000		$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000
Preferred stock - dividend rate percentage					6.00%
Convertible preferred stock - terms of conversion					The Series D Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock had the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock.
Preferred Stock, Redemption Terms					Navios Acquisition was obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments. Beginning 18 months and no later than 60 months after the issuance of the preferred stock, the holder can exercise the option to request the redemption of up to 250 shares of preferred stock (or such number that has been converted to common shares) on a quarterly basis.
Mandatory conversion at maturity (30 months after issuance) | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock - Conversion price					$ 10
Conversion prior maturity dates | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock - Conversion price					$ 7
Shinyo Splendor
Related Party Transaction [Line Items]
Impairment loss	$ 10,718,000
Net cash proceeds from sale of vessels and intangibles		$ 18,315,000
Long Lived Assets
Related Party Transaction [Line Items]
Impairment loss					$ 0	10,718,000	$ 0
Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement					May 28, 2014
Duration of agreement				5 years
Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings			$ 300,000
Duration of agreement				4 years
Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings			300,000
Duration of agreement				4 years
Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings			300,000
Duration of agreement				4 years
Extended Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement					May 31, 2020
Extended Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,000
Duration of agreement			2 years
Extended Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,000
Duration of agreement			2 years
Extended Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 7,000
Duration of agreement			2 years
Extended Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 9,500
Decrease in daily management fee			5.00%
Duration of agreement			2 years
Advances of certain counterparties for working capital purposes
Related Party Transaction [Line Items]
Other long-term assets					$ 1,920,000	$ 690,000
Minimum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys					30 months
Maximum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys					60 months
Restricted Stock
Related Party Transaction [Line Items]
Compensation cost relating to service conditions of non-vested restricted stock					$ 758,000
Restricted stock weighted average period of recognition					9 months 26 days
Employee Stock Option
Related Party Transaction [Line Items]
Compensation cost relating to service conditions of non-vested stock options					$ 107,000